Restructuring	12 Months Ended
Dec. 31, 2023
Restructuring
Restructuring

(B.6) Restructuring

y Recognition of Restructuring Provisions

We only recognize provisions for restructuring if and when the following occurs:

-   SAP has designed a program that materially changes the scope of one of our businesses or the manner in which the business is conducted, and

-   A detailed and documented restructuring plan has been approved by our Executive Board, a member thereof, or a direct report of an Executive Board member, and

-   The program established is planned to start shortly after the program plan is approved and is expected to be completed in a timeframe that makes significant changes to the plan unlikely, and

-   The program has been announced to the parties affected or has commenced.

We consider whether a change in business is material based on the business affected rather than for SAP as a whole. In judging whether a unit qualifies as a business for restructuring purposes, we consider if the unit has its own management team, has access to all inputs and processes necessary to provide outputs, and generates or could generate revenues. The materiality of a change to a business is assessed based on both the size and the nature of the change and therefore does not necessarily involve a material quantitative impact on our financial statements.

Restructuring Expenses

€ millions	2023	2022	2021
Employee-related restructuring expenses	-222	-85	-25
Onerous contract-related restructuring expenses and restructuring-related impairment losses	8	-52	-132
 Restructuring expenses	-215	-138	-157

Most of the restructuring expenses recognized in 2023 relate to the targeted restructuring program in selected areas of the company that SAP announced and launched in the first quarter of 2023 to further focus on its strategic growth areas and accelerated cloud transformation. Restructuring expenses primarily include employee-related benefits such as severance payments. The restructuring costs presented in 2022 mainly include expenses related to the wind-down of business in Russia and Belarus.

If not presented separately in our income statement, restructuring expenses would have been classified in the different expense items in our income statement as follows:

Restructuring Expenses by Functional Area

€ millions	2023	2022	2021
Cost of cloud	7	20	-127
Cost of software licenses and support	-8	-9	-6
Cost of services	-31	-70	-13
Research and development	-42	-16	-12
Sales and marketing	-121	-58	3
General and administration	-19	-4	-2
 Restructuring expenses	-215	-138	-157